Reorganization Items (Details) - USD ($) $ in Millions	2 Months Ended	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Oct. 24, 2014	Dec. 31, 2016	Dec. 31, 2015
Reorganizations [Abstract]
Debtor Reorganization Items, Legal and Advisory Professional Fees	$ 3					$ 78	$ 2	$ 8
DIP financing fees included in net income	0					19	0	0
BCA Commitment Premium	0					30		0
Net Gain on Reorganization Adjustments	0					(1,722)		0
Net Gain on Fresh Start Adjustments	0					(377)		0
Reorganization Items	$ 3	$ 0	$ 0	$ 0	$ 1	$ (1,972)	$ 2	$ 8